Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.22600%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$702,721.90

Principal:
Principal Collections	$16,654,465.79
Prepayments in Full	$7,774,492.49
Liquidation Proceeds	$259,397.72
Recoveries	$143,551.16
Sub Total	$24,831,907.16
Collections	$25,534,629.06

Purchase Amounts:
Purchase Amounts Related to Principal	$255,805.29
Purchase Amounts Related to Interest	$520.49
Sub Total	$256,325.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,790,954.84

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	41
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,790,954.84
Servicing Fee	$245,173.87	$245,173.87	$0.00	$0.00	$25,545,780.97
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,545,780.97
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,545,780.97
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,545,780.97
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$25,545,780.97
Interest - Class A-4 Notes	$263,879.72	$263,879.72	$0.00	$0.00	$25,281,901.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,281,901.25
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$25,173,468.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,173,468.33
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$25,096,572.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,096,572.50
Regular Principal Payment	$23,523,483.54	$23,523,483.54	$0.00	$0.00	$1,573,088.96
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,573,088.96
Residual Released to Depositor	$0.00	$1,573,088.96	$0.00	$0.00	$0.00
Total		$25,790,954.84

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,523,483.54
Total					$23,523,483.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$23,523,483.54	$132.62	$263,879.72	$1.49	$23,787,363.26	$134.11
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$23,523,483.54	$12.75	$449,208.47	$0.24	$23,972,692.01	$12.99

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$146,599,846.90	0.8264734	$123,076,363.36	0.6938570
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$238,879,846.90	0.1294279	$215,356,363.36	0.1166826

Pool Information
Weighted Average APR	2.738%	2.746%
Weighted Average Remaining Term	23.77	23.09
Number of Receivables Outstanding	28,878	27,437
Pool Balance	$294,208,644.42	$269,145,494.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$275,793,132.18	$252,269,648.64
Pool Factor	0.1473000	0.1347517

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$16,875,845.49
Targeted Overcollateralization Amount	$53,789,130.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,789,130.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$118,989.00
(Recoveries)		148	$143,551.16
Net Loss for Current Collection Period			$(24,562.16)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4630%
Second Prior Collection Period			0.2538%
Prior Collection Period			0.1234%
Current Collection Period			-0.1046%
Four Month Average (Current and Prior Three Collection Periods)			0.1839%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,840	$16,460,370.60
(Cumulative Recoveries)			$3,488,904.32
Cumulative Net Loss for All Collection Periods			$12,971,466.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6494%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,400.90
Average Net Loss for Receivables that have experienced a Realized Loss			$2,680.06

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.12%	213	$3,006,352.83
61-90 Days Delinquent	0.10%	17	$259,558.08
91-120 Days Delinquent	0.06%	9	$162,754.95
Over 120 Days Delinquent	0.27%	42	$723,528.16
Total Delinquent Receivables	1.54%	281	$4,152,194.02

Repossession Inventory:
Repossessed in the Current Collection Period		12	$132,686.30
Total Repossessed Inventory		20	$321,534.99

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3251%
Prior Collection Period			0.2840%
Current Collection Period			0.2478%
Three Month Average			0.2856%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4257%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	41

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	69	$1,007,728.32
2 Months Extended	125	$1,862,986.64
3+ Months Extended	11	$169,479.25

Total Receivables Extended	205	$3,040,194.21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer